February 2017
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
TABLE OF CONTENTS
ADMINISTRATOR
PARTIES TO THE TRANSACTION
DATES
Nick Xeros
Account Administrator
312-332-7464
nicholas.xeros@usbank.com
www.usbank.com/abs
190 South Lasalle St. 7th Floor
Chicago, IL 60603
Name:
Title:
Address:
Phone:
Email:
Website:
Mortgage Loan Seller:
Cantor Commercial Real Estate Lending, L.P.
Mortgage Loan Seller:
Citigroup Global Markets Realty Corp.
Mortgage Loan Seller:
Goldman Sachs Mortgage Company
Mortgage Loan Seller:
MC-Five Mile Commercial Mortgage Finance LLC
Mortgage Loan Seller:
RAIT Funding, LLC
Mortgage Loan Seller:
Redwood Commercial Mortgage Corporation
Depositor:
Citigroup Commercial Mortgage Securities Inc.
Trustee:
U.S. Bank National Association
Certificate Administrator:
U.S. Bank National Association
Custodian:
U.S. Bank National Association
Master Servicer:
Wells Fargo Bank, National Association
Special Servicer:
LNR Partners, LLC
Operating Advisor:
Park Bridge Lender Services LLC
Payment Date:
Feb 10, 2017
Prior Payment:
Jan 12, 2017
Next Payment:
Mar 10, 2017
Record Date:
Jan 31, 2017
Determination Date:
Feb 6, 2017
First Payment Date:
Jun 12, 2014
Closing Date:
May 22, 2014
Rated Final Distribution Date:
May 10, 2047
* This report contains, or is based on, information furnished to U.S. Bank Global Corporate Trust Services ("U.S. Bank") by one or more third parties (e.g. Servicers, Master Servicer, etc.), and U.S.
Bank has not independently verified information received from any such third party.
Payment Detail

Payment Detail (Exchange Certificates)

Factor Detail

Principal Detail

Interest Detail

Reconciliation of Funds

Additional Reconciliation Detail

Interest Adjustment Reconciliation

Appraisal Reduction Report

Loan Level Detail

Historical Loan Modification Report

REO Status Report

REO Additional Detail

Material Breaches and Document Defects

Mortgage Loan Characteristics

Bond Collateral Realized Loss Reconciliation

Historical Delinquency & Liquidation (Stated)

Delinquency Summary Report

Historical Liquidation Loss Loan Detail

Additional Loan Detail

Investor Notice

Effective
Exchangeable
Pass-Through
Original
Beginning
Principal
Interest
Total
Realized
Ending
Percent
Class
Rate
Balance
Balance
Distribution
Distribution
Distribution
Loss
Balance
Outstanding
A-1
1.242000%
52,329,000.00
28,006,569.42
850,110.78
28,986.80
879,097.58
0.00
27,156,458.64
A-2
2.904000%
63,220,000.00
63,220,000.00
0.00
152,992.40
152,992.40
0.00
63,220,000.00
A-3
3.493000%
9,600,000.00
9,600,000.00
0.00
27,944.00
27,944.00
0.00
9,600,000.00
A-4
3.575000%
240,000,000.00
240,000,000.00
0.00
715,000.00
715,000.00
0.00
240,000,000.00
A-5
3.855000%
291,371,000.00
291,371,000.00
0.00
936,029.34
936,029.34
0.00
291,371,000.00
A-AB
3.477000%
71,630,000.00
71,630,000.00
0.00
207,547.93
207,547.93
0.00
71,630,000.00
X-A
1.269906%
786,663,000.00
762,340,569.42
0.00
806,751.03
806,751.03
0.00
761,490,458.64
X-B
0.329193%
115,723,000.00
115,723,000.00
0.00
31,745.99
31,745.99
0.00
115,723,000.00
X-C
1.246946%
24,705,000.00
24,705,000.00
0.00
25,671.49
25,671.49
0.00
24,705,000.00
X-D
1.246946%
62,413,547.00
62,413,547.00
0.00
64,855.24
64,855.24
0.00
62,413,547.00
A-S
4.026000%
58,513,000.00
58,513,000.00
0.00
196,311.12
196,311.12
0.00
58,513,000.00
100.00%
B
4.328000%
70,214,000.00
70,214,000.00
0.00
253,238.49
253,238.49
0.00
70,214,000.00
100.00%
C
4.780000%
45,509,000.00
45,509,000.00
0.00
181,277.52
181,277.52
0.00
45,509,000.00
100.00%
D
4.834946%
50,711,000.00
50,711,000.00
0.00
204,320.77
204,320.77
0.00
50,711,000.00
E
3.588000%
24,705,000.00
24,705,000.00
0.00
73,867.95
73,867.95
0.00
24,705,000.00
F
3.588000%
13,003,000.00
13,003,000.00
0.00
38,878.97
38,878.97
0.00
13,003,000.00
G
3.588000%
49,410,547.00
49,410,547.00
0.00
147,737.54
147,737.54
0.00
49,410,547.00
R
N/A
0.00
0.00
0.00
0.00
0.00
0.00
0.00
PEZ
N/A
0.00
0.00
0.00
0.00
0.00
0.00
0.00
S
N/A
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Totals:
1,040,215,547.00
1,015,893,116.42
850,110.78
4,093,156.57
4,943,267.35
0.00
1,015,043,005.64
February 2017
PAYMENT DETAIL
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21

Pass-Through
Original
Beginning
Principal
Interest
Total
Realized
Ending
Percent
Class
Rate
Balance
Balance
Distribution
Distribution
Distribution
Loss
Balance
Exchanged
A-S
4.026000%
58,513,000.00
58,513,000.00
0.00
0.00
0.00
0.00
58,513,000.00
0.00%
B
4.328000%
70,214,000.00
70,214,000.00
0.00
0.00
0.00
0.00
70,214,000.00
0.00%
C
4.780000%
45,509,000.00
45,509,000.00
0.00
0.00
0.00
0.00
45,509,000.00
0.00%
PEZ
N/A
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Totals:
174,236,000.00
174,236,000.00
0.00
0.00
0.00
0.00
174,236,000.00
February 2017
PAYMENT DETAIL (EXCHANGE CERTIFICATES)
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21

Beginning
Principal
Interest
Total
Realized
Ending
Class
Cusip
Balance
Distribution
Distribution
Distribution
Loss
Balance
A-1
17322MAS5
535.20169352
16.24550020
0.55393375
16.79943395
0.00000000
518.95619332
A-2
17322MAT3
1000.00000000
0.00000000
2.42000000
2.42000000
0.00000000
1000.00000000
A-3
17322MAU0
1000.00000000
0.00000000
2.91083333
2.91083333
0.00000000
1000.00000000
A-4
17322MAV8
1000.00000000
0.00000000
2.97916667
2.97916667
0.00000000
1000.00000000
A-5
17322MAW6
1000.00000000
0.00000000
3.21250000
3.21250000
0.00000000
1000.00000000
A-AB
17322MAX4
1000.00000000
0.00000000
2.89750000
2.89750000
0.00000000
1000.00000000
X-A
17322MBB1
969.08151193
0.00000000
1.02553575
1.02553575
0.00000000
968.00085760
X-B
17322MBC9
1000.00000000
0.00000000
0.27432741
0.27432741
0.00000000
1000.00000000
X-C
17322MAJ5
1000.00000000
0.00000000
1.03912128
1.03912128
0.00000000
1000.00000000
X-D
17322MAL0
1000.00000000
0.00000000
1.03912128
1.03912128
0.00000000
1000.00000000
A-S
17322MAY2
1000.00000000
0.00000000
3.35500000
3.35500000
0.00000000
1000.00000000
B
17322MAZ9
1000.00000000
0.00000000
3.60666667
3.60666667
0.00000000
1000.00000000
C
17322MBA3
1000.00000000
0.00000000
3.98333333
3.98333333
0.00000000
1000.00000000
D
17322MAA4
1000.00000000
0.00000000
4.02912128
4.02912128
0.00000000
1000.00000000
E
17322MAC0
1000.00000000
0.00000000
2.99000000
2.99000000
0.00000000
1000.00000000
F
17322MAE6
1000.00000000
0.00000000
2.99000000
2.99000000
0.00000000
1000.00000000
G
17322MAG1
1000.00000000
0.00000000
2.99000006
2.99000006
0.00000000
1000.00000000
R
17322MAN6
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
PEZ
17322MBD7
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
S
17322MAQ9
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
February 2017
FACTOR DETAIL
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21

Operating
Cumulative
Beginning
Scheduled
Unscheduled
Realized
Advisor
Ending
Realized
Class
Balance
Principal
Principal
Loss
Expenses
Balance
Loss
A-1
28,006,569.42
850,110.78
0.00
0.00
0.00
27,156,458.64
0.00
A-2
63,220,000.00
0.00
0.00
0.00
0.00
63,220,000.00
0.00
A-3
9,600,000.00
0.00
0.00
0.00
0.00
9,600,000.00
0.00
A-4
240,000,000.00
0.00
0.00
0.00
0.00
240,000,000.00
0.00
A-5
291,371,000.00
0.00
0.00
0.00
0.00
291,371,000.00
0.00
A-AB
71,630,000.00
0.00
0.00
0.00
0.00
71,630,000.00
0.00
A-S
58,513,000.00
0.00
0.00
0.00
0.00
58,513,000.00
0.00
B
70,214,000.00
0.00
0.00
0.00
0.00
70,214,000.00
0.00
C
45,509,000.00
0.00
0.00
0.00
0.00
45,509,000.00
0.00
D
50,711,000.00
0.00
0.00
0.00
0.00
50,711,000.00
0.00
E
24,705,000.00
0.00
0.00
0.00
0.00
24,705,000.00
0.00
F
13,003,000.00
0.00
0.00
0.00
0.00
13,003,000.00
0.00
G
49,410,547.00
0.00
0.00
0.00
0.00
49,410,547.00
0.00
PEZ
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Totals:
1,015,893,116.42
850,110.78
0.00
0.00
0.00
1,015,043,005.64
0.00
February 2017
PRINCIPAL DETAIL
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21

Accrued
Net Prepay
Current
Yield
Total Interest
Cumulative
Certificate
Interest
Interest
Interest
Maintenance
Distribution
Unpaid Interest
Class
Interest
Shortfall
Adjustment
Shortfalls
Charges
Amount
Shortfall
A-1
28,986.80
0.00
0.00
0.00
0.00
28,986.80
0.00
A-2
152,992.40
0.00
0.00
0.00
0.00
152,992.40
0.00
A-3
27,944.00
0.00
0.00
0.00
0.00
27,944.00
0.00
A-4
715,000.00
0.00
0.00
0.00
0.00
715,000.00
0.00
A-5
936,029.34
0.00
0.00
0.00
0.00
936,029.34
0.00
A-AB
207,547.93
0.00
0.00
0.00
0.00
207,547.93
0.00
X-A
806,751.03
0.00
0.00
0.00
0.00
806,751.03
0.00
X-B
31,745.99
0.00
0.00
0.00
0.00
31,745.99
0.00
X-C
25,671.49
0.00
0.00
0.00
0.00
25,671.49
0.00
X-D
64,855.24
0.00
0.00
0.00
0.00
64,855.24
0.00
A-S
196,311.12
0.00
0.00
0.00
0.00
196,311.12
0.00
B
253,238.49
0.00
0.00
0.00
0.00
253,238.49
0.00
C
181,277.52
0.00
0.00
0.00
0.00
181,277.52
0.00
D
204,320.77
0.00
0.00
0.00
0.00
204,320.77
0.00
E
73,867.95
0.00
0.00
0.00
0.00
73,867.95
0.00
F
38,878.97
0.00
0.00
0.00
0.00
38,878.97
0.00
G
147,737.54
0.00
0.00
(0.00)
0.00
147,737.54
3,324.61
R
0.00
0.00
0.00
0.00
0.00
0.00
0.00
PEZ
0.00
0.00
0.00
0.00
0.00
0.00
0.00
S
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Totals:
4,093,156.57
0.00
0.00
(0.00)
0.00
4,093,156.57
3,324.61
February 2017
INTEREST DETAIL
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21

Interest
Fees
Scheduled Interest
4,248,752.86
Master Servicing Fee
12,613.30
Interest Adjustments
0.00
Trustee/Certificate Administrator Fees
1,399.68
Deferred Interest
0.00
Operating Advisor Fee
1,093.50
Net Prepayment Shortfall
0.00
Special Servicing Fee
0.00
Net Prepayment Interest Excess
0.00
Workout Fee
0.00
Interest Reserve (Deposit)/Withdrawal
(136,555.13)
Liquidation Fee
0.00
Interest Collections
4,112,197.73
Special Serv Fee plus Adj.
0.00
CREFC Intellectual Property Royalty License Fee
437.39
CCRE Strip
3,497.29
Principal
Miscellaneous Fee
0.00
Scheduled Principal
850,110.78
Fee Distributions
19,041.16
Unscheduled Principal
0.00
Principal Adjustments
0.00
Additional Trust Fund Expenses
Principal Collections
850,110.78
Reimbursed for Interest on Advances
0.00
Net ASER Amount
0.00
Non-Recoverable Advances
0.00
Other Expenses or Shortfalls
0.00
Other
Additional Trust Fund Expenses
0.00
Yield Maintenance
0.00
Prepayment Premium
0.00
Payments to Certificateholders
Other Collections
0.00
Interest Distribution
4,093,156.57
Principal Distribution
850,110.78
Yield Maintenance
0.00
Prepayment Premium
0.00
Payments to Certificateholders
4,943,267.35
Total Collections
4,962,308.51
Total Distribution
4,962,308.51
Funds Collection
Funds Distribution
February 2017
RECONCILIATION OF FUNDS
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21

Stated Principal Balance
P&I Advances:
Beginning
Ending
Total
1,015,893,117.14
1,015,043,006.36
P & I Advances
Not Provided
Miscellaneous Advances
Not Provided
Outstanding P & I Advances
224,611.71
Ending pool Factor
0.975801
Ending Loan Count
70
Disclosable Special Servicer Fees
Commission
0.00
Brokerage Fee
0.00
Weighted Average Remaining Term to Maturity
82
Rebate
0.00
Shared Fee
0.00
Other
1,500.00
Weighted Average Mortgage Rate
5.0187400%
Controlling Class:
G
Excess Liquidation Proceeds Account
Beg Balance
(Withdraw)/Dep
End Balance
0.00
0.00
0.00
Controlling Class Representative:
Seer Capital Partners Master Fund L.P.
CCRE Strip for the Distribution Date
3,497.29
February 2017
ADDITIONAL RECONCILIATION DETAIL
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21

February 2017
INTEREST ADJUSTMENT RECONCILIATION
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
Special
Servicing Fee
Amount plus
Adjustments
Liquidation
Fee Amount
Workout Fee
Amount
Most Recent
Net ASER
Amount
Prepayment
Interest
(Excess)/
Shortfall *
Non-
Recoverable
(Scheduled
Interest Not
Advanced)**
Reimbursed
Interest on
Advances
Modified
Interest Rate
Reduction/
(Excess)
Current Month
Outstanding
Other
Shortfalls/
(Refunds)
Current Ending
Scheduled
Balance
Loan ID
Reimbursement of
Advances to Servicer
Count:
Totals:
Total Interest Shortfall hitting the Trust:
0.00
*Total shortfall may not match impact to bonds due to, but not limited to, the net effect of PPIE and Master Servicing fees received as per the governing documents.
**In some cases, the Servicer does not withhold their Servicing Fees on Non-Recoverable loans.

February 2017
APPRAISAL REDUCTION REPORT
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
Loan ID
Property Name
Paid Through
Date
ARA (Appraisal
Reduction Amount)
ARA Date
Most Recent Value
Most Recent
Valuation Date
Most Recent Net
ASER Amount
Cumulative ASER
Amount
Count:
Totals:

February 2017
LOAN LEVEL DETAIL
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
Loan ID
Property
Type
Transfer
Date
Stat
Maturity
Date
Neg
Am
End Schedule
Balance
Sched
P&I
Prepay
Adj
Prepay
Date
Paid
Thru
Prepay
Premium
Loan
Status **
Interest
Payment
Yield Maint
Charges
Note
Rate
PFY
DSCR
Operating
Stmnt
1
Retail
ME
04/03/24
N
125,000,000.00
501,597.22
0.00
02/03/17
0.00
0
501,597.22
0.00
4.660
2.03
12/31/15
2
Other
XX
01/06/24
N
98,310,434.70
496,511.91
0.00
02/06/17
0.00
0
339,166.80
0.00
4.000
1.88
12/31/15
3
Mixed Use
OH
12/01/23
N
45,782,242.95
253,648.22
0.00
02/01/17
0.00
0
197,360.34
0.00
5.000
1.59
12/31/15
4
Multifamily
NY
04/06/44
N
45,500,000.00
188,066.67
0.00
02/06/17
0.00
0
188,066.67
0.00
4.800
1.39
12/31/15
5
Self Storage
XX
04/06/34
N
38,285,392.80
210,107.99
0.00
02/06/17
0.00
0
158,788.53
0.00
4.810
2.51
12/31/15
6
Multifamily
MI
05/06/24
N
34,400,000.00
143,371.56
0.00
02/06/17
0.00
0
143,371.56
0.00
4.840
1.95
12/31/15
7
Office
TN
04/06/24
N
28,000,000.00
122,665.28
0.00
02/06/17
0.00
0
122,665.28
0.00
5.088
1.97
12/31/15
8
Retail
WI
04/01/24
N
23,029,356.69
135,843.52
0.00
02/01/17
0.00
0
109,195.80
0.00
5.500
1.36
12/31/15
9
Retail
NJ
05/06/24
N
23,000,523.43
121,121.90
0.00
02/06/17
0.00
0
93,961.59
0.00
4.739
1.44
12/31/15
10
Industrial
NY
04/05/24
N
19,104,626.94
105,516.50
0.00
02/05/17
0.00
0
80,223.45
0.00
4.870
1.36
12/31/15
11
Office
TN
04/06/24
N
18,261,190.87
105,625.90
0.00
02/06/17
0.00
0
83,600.01
0.00
5.310
1.77
12/31/15
12
Office
NC
03/06/24
N
16,781,561.51
95,910.71
0.00
02/06/17
0.00
0
74,991.80
0.00
5.183
1.45
12/31/15
13
Retail
GA
03/06/24
N
17,000,000.00
71,437.78
0.00
02/06/17
0.00
0
71,437.78
0.00
4.880
2.03
12/31/15
14
Retail
NJ
03/06/24
N
16,625,000.00
68,716.67
0.00
02/06/17
0.00
0
68,716.67
0.00
4.800
1.91
12/31/16
15
Multifamily
NC
04/06/24
N
16,556,000.00
68,652.44
0.00
02/06/17
0.00
0
68,652.44
0.00
4.816
1.47
12/31/15
16
Industrial
XX
04/06/24
N
15,424,909.11
89,146.33
0.00
02/06/17
0.00
0
70,509.23
0.00
5.302
1.15
12/31/16
17
Multifamily
TX
05/06/24
N
15,343,296.38
84,527.70
0.00
02/06/17
0.00
0
64,296.36
0.00
4.860
1.24
12/31/16
18
Multifamily
TX
04/06/24
N
15,086,442.39
83,589.46
0.00
02/06/17
0.00
0
63,740.16
0.00
4.900
1.56
12/31/15
19
Multifamily
MI
04/06/19
N
14,775,255.59
78,103.73
0.00
02/06/17
0.00
0
58,857.46
0.00
4.620
1.89
12/31/16
20
Mixed Use
NC
05/06/24
N
14,830,685.31
82,155.17
0.00
02/06/17
0.00
0
64,696.66
0.00
5.060
1.67
12/31/15
21
Office
TX
05/06/19
N
15,190,000.00
57,160.81
0.00
02/06/17
0.00
0
57,160.81
0.00
4.370
2.63
12/31/15
22
Multifamily
NY
05/06/24
N
14,500,000.00
59,933.33
0.00
02/06/17
0.00
0
59,933.33
0.00
4.800
1.73
12/31/15
23
Office
KY
04/05/24
N
12,768,280.88
91,007.39
0.00
02/05/17
0.00
0
53,152.58
0.00
4.820
1.45
12/31/15
24
Multifamily
NC
04/06/24
N
12,800,000.00
54,620.62
0.00
02/06/17
0.00
0
54,620.62
0.00
4.956
1.36
12/31/16
25
Retail
CA
05/06/24
N
12,250,030.72
72,908.03
0.00
02/06/17
0.00
0
59,138.77
0.00
5.600
1.58
12/31/16
26
Office
CA
04/06/24
N
11,579,741.22
63,440.63
0.00
02/06/17
0.00
0
47,867.39
0.00
4.794
1.87
12/31/15
27
Lodging
XX
04/06/24
N
10,478,750.00
66,982.26
0.00
01/06/17
0.00
A
48,099.86
0.00
5.321
2.14
12/31/15
28
Mixed Use
GA
04/06/24
N
10,875,000.00
45,502.51
0.00
02/06/17
0.00
0
45,502.51
0.00
4.859
0.00
29
Industrial
NC
03/06/21
N
10,427,353.37
59,511.07
0.00
02/06/17
0.00
0
46,475.54
0.00
5.170
1.88
12/31/15
30
Industrial
CO
04/06/24
N
10,235,666.67
64,986.38
0.00
02/06/17
0.00
0
46,314.01
0.00
5.245
1.69
12/31/15
31
Lodging
SC
04/06/24
N
10,241,749.93
58,257.71
0.00
02/06/17
0.00
0
45,471.60
0.00
5.150
2.47
12/31/15
32
Retail
TX
04/06/24
N
10,640,000.00
44,445.94
0.00
02/06/17
0.00
0
44,445.94
0.00
4.851
1.92
12/31/15
33
Office
TX
05/06/19
N
10,360,000.00
38,985.26
0.00
02/06/17
0.00
0
38,985.26
0.00
4.370
2.36
12/31/15
34
Retail
NJ
04/06/24
N
9,888,260.38
56,367.69
0.00
02/06/17
0.00
0
44,076.70
0.00
5.170
1.37
12/31/15
35
Lodging
NC
04/06/24
N
9,685,028.62
55,090.94
0.00
02/06/17
0.00
0
42,999.86
0.00
5.150
2.48
12/31/15
36
Lodging
NC
04/06/24
N
9,685,028.62
55,090.94
0.00
02/06/17
0.00
0
42,999.86
0.00
5.150
2.66
12/31/15
37
Retail
FL
05/06/19
N
9,450,603.93
52,173.46
0.00
02/06/17
0.00
0
40,970.54
0.00
5.029
0.00
38
Office
CT
04/06/24
N
9,250,000.00
39,312.63
0.00
02/06/17
0.00
0
39,312.63
0.00
4.936
2.56
12/31/16
39
Lodging
NC
04/06/24
N
8,782,756.47
49,958.58
0.00
02/06/17
0.00
0
38,993.92
0.00
5.150
2.25
12/31/15
40
Multifamily
TX
04/06/24
N
8,670,491.48
51,723.87
0.00
02/06/17
0.00
0
41,933.00
0.00
5.610
2.06
12/31/15
41
Retail
UT
05/06/24
N
8,425,839.49
47,210.73
0.00
02/06/17
0.00
0
36,465.85
0.00
5.020
1.59
12/31/16

February 2017
LOAN LEVEL DETAIL
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
Loan ID
Property
Type
Transfer
Date
Stat
Maturity
Date
Neg
Am
End Schedule
Balance
Sched
P&I
Prepay
Adj
Prepay
Date
Paid
Thru
Prepay
Premium
Loan
Status **
Interest
Payment
Yield Maint
Charges
Note
Rate
PFY
DSCR
Operating
Stmnt
42
Mixed Use
XX
04/06/24
N
8,651,278.73
47,239.64
0.00
01/06/17
0.00
B
37,662.69
0.00
5.050
1.79
12/31/15
43
Self Storage
CA
05/06/24
N
8,350,000.00
34,800.94
0.00
02/06/17
0.00
0
34,800.94
0.00
4.840
2.52
12/31/15
44
Mixed Use
LA
04/06/24
N
8,213,510.44
44,262.58
0.00
02/06/17
0.00
0
35,366.63
0.00
4.995
2.20
12/31/16
45
Multifamily
WI
04/01/24
N
8,000,000.00
35,160.89
0.00
01/01/17
0.00
B
35,160.89
0.00
5.104
1.60
12/31/16
46
Self Storage
AZ
12/06/23
N
7,381,683.08
41,325.85
0.00
02/06/17
0.00
0
31,810.49
0.00
4.998
0.00
47
Retail
IN
04/06/24
N
6,824,529.86
37,792.63
0.00
02/06/17
0.00
0
28,804.23
0.00
4.895
2.06
12/31/15
48
Multifamily
MI
05/06/24
N
6,421,803.34
35,152.58
0.00
02/06/17
0.00
0
26,578.89
0.00
4.800
2.28
12/31/15
49
Retail
WI
04/06/19
N
6,503,886.95
39,634.30
0.00
01/06/17
0.00
B
31,207.55
0.00
5.565
1.86
12/31/15
50
Retail
NC
02/01/24
N
6,240,965.78
35,113.68
0.00
02/01/17
0.00
0
28,304.33
0.00
5.261
1.68
12/31/15
51
Self Storage
NV
02/06/19
N
6,005,038.23
33,719.95
0.00
02/06/17
0.00
0
26,025.36
0.00
5.027
0.00
52
Industrial
NJ
05/06/24
N
5,674,028.31
36,114.33
0.00
01/06/17
0.00
B
25,917.70
0.00
5.295
1.57
12/31/15
53
Retail
GA
04/06/24
N
5,746,240.77
31,770.71
0.00
02/06/17
0.00
0
24,178.88
0.00
4.880
1.99
12/31/16
54
Multifamily
MI
05/06/24
N
5,577,610.17
36,154.40
0.00
02/06/17
0.00
0
26,462.09
0.00
5.500
1.55
12/31/15
55
Multifamily
TX
05/06/24
N
4,947,536.29
26,369.44
0.00
02/06/17
0.00
0
20,665.33
0.00
4.845
3.73
12/31/16
56
Self Storage
XX
04/06/24
N
4,403,595.94
24,347.28
0.00
02/06/17
0.00
0
19,096.43
0.00
5.030
0.00
57
Retail
IL
03/06/24
N
4,500,000.00
20,150.00
0.00
02/06/17
0.00
0
20,150.00
0.00
5.200
2.30
12/31/15
58
Retail
NV
04/06/24
N
4,250,110.60
22,864.39
0.00
02/06/17
0.00
0
18,014.03
0.00
4.917
2.30
12/31/15
59
Self Storage
CA
05/06/24
N
4,075,000.00
16,983.69
0.00
02/06/17
0.00
0
16,983.69
0.00
4.840
3.22
06/30/15
60
Multifamily
MI
04/06/24
N
3,842,912.70
22,112.93
0.00
02/06/17
0.00
0
17,427.48
0.00
5.260
1.44
12/31/15
61
Retail
NC
04/06/24
N
3,838,209.26
21,742.58
0.00
02/06/17
0.00
0
16,910.45
0.00
5.110
1.68
12/31/16
62
Industrial
NV
04/06/24
N
3,833,241.24
21,361.77
0.00
02/06/17
0.00
0
16,375.32
0.00
4.955
1.84
12/31/15
63
Mobile Home
XX
05/06/24
N
3,597,489.85
23,154.13
0.00
02/06/17
0.00
0
16,819.85
0.00
5.420
2.45
12/31/15
64
Office
FL
04/06/24
N
3,602,806.58
21,283.56
0.00
02/06/17
0.00
0
17,128.01
0.00
5.515
1.62
12/31/15
65
Office
TX
05/01/24
N
3,509,001.42
19,974.96
0.00
02/01/17
0.00
0
15,641.17
0.00
5.170
1.91
12/31/16
66
Self Storage
TX
03/06/24
N
3,490,119.48
19,260.75
0.00
02/06/17
0.00
0
14,595.58
0.00
4.850
1.89
12/31/16
67
Retail
WV
04/01/24
N
3,387,931.62
19,596.38
0.00
02/01/17
0.00
0
15,510.00
0.00
5.310
1.78
12/31/15
68
Self Storage
MI
04/06/24
N
2,887,919.53
17,052.50
0.00
02/06/17
0.00
0
13,718.20
0.00
5.510
1.77
12/31/15
69
Multifamily
TX
04/06/24
N
2,703,486.44
15,415.16
0.00
02/06/17
0.00
0
12,056.55
0.00
5.173
1.80
12/31/16
70
Retail
FL
03/01/24
N
1,301,569.30
7,964.20
0.00
02/01/17
0.00
0
6,563.71
0.00
5.850
1.94
12/31/15
1,015,043,006.36
5,098,863.64
0.00
0.00
70
Totals:
Count:
4,248,752.86
0.00
** Loan Status: A = Payment not received but still in grace period; B = Late Payment but less than 30 days delinquent; 0 = Current; 1 = 30-59 Days Delinquent; 2 = 60-89 Days Delinquent;
3 = 90-120 Days Delinquent; 4 = Performing Matured Balloon; 5 = Non-Performing Matured Balloon; 6 = 121+ Days Delinquent; R = Repurchased.
* If State field is blank or 'XX', loan has properties in multiple states.

February 2017
HISTORICAL LOAN MODIFICATION REPORT
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
Loan ID
Ending
Scheduled
Balance
Comments
Ending
Unpaid
Balance

February 2017
REO STATUS REPORT
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
Loan ID
State
Ending
Scheduled Loan
Total Exposure
Appraisal Value
REO Date
Date Asset
Expected to
be Resolved
or Foreclosed
REO Revenue
and Other
Amounts
City
Property Type
Book Value
Type *
Appraisal
Date
Count:
Totals:
(*) Legend: (1) Partial Liq'n (Curtailment), (2) Payoff Prior To Maturity, (3) Disposition / Liquidation, (4) Repurchase/ Substitution, (5) Full Payoff At Maturity, (6) DPO, (7) Liquidated, (8)Payoff w/ penalty,
(9) Payoff w/ yield Maintenance, (10) Curtailment w/ Penalty, (11) Curtailment w/ Yield Maintenance

February 2017
ADDITIONAL RECONCILIATION DETAIL
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
Loan ID
REO Property with Final Recovery Determination
Liq Proceeds and
other Amts Rec'd
Liq Proceeds and
other Amt Allocated
to Certs
Loss on Mortgage Loans

February 2017
MATERIAL BREACHES AND DOCUMENT DEFECTS
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
Loan ID
Ending Principal
Balance
Material Breach Date
Date Received Notice
Description
Totals:
Count:

February 2017
MORTGAGE LOAN CHARACTERISTICS
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
Count
Balance ($)
%
0M to 4.9M
16
$58,170,930.25
5.73%
5M to 9.9M
21
$163,428,584.65
16.10%
10M to 14.9M
14
$166,762,513.69
16.43%
15M to 19.9M
10
$165,373,027.20
16.29%
20M to 24.9M
2
$46,029,880.12
4.53%
25M to 29.9M
1
$28,000,000.00
2.76%
30M to 34.9M
1
$34,400,000.00
3.39%
35M to 39.9M
1
$38,285,392.80
3.77%
45M to 49.9M
2
$91,282,242.95
8.99%
95M to 99.9M
1
$98,310,434.70
9.69%
125M to 129.9M
1
$125,000,000.00
12.31%
Total
70
$1,015,043,006.36
100.00%
Remaining Principal Balance
Count
Balance ($)
%
4.000% - 4.240%
1
$98,310,434.70
9.69%
4.250% - 4.490%
2
$25,550,000.00
2.52%
4.500% - 4.740%
3
$162,775,779.02
16.04%
4.750% - 4.990%
27
$363,847,555.71
35.85%
5.000% - 5.240%
21
$233,827,387.27
23.04%
5.250% - 5.490%
8
$66,908,178.24
6.59%
5.500% - 5.740%
7
$62,522,102.12
6.16%
5.750% - 5.990%
1
$1,301,569.30
0.13%
Total
70
$1,015,043,006.36
100.00%
Gross Rate
Total Weighted Average Rate: 4.86%

February 2017
MORTGAGE LOAN CHARACTERISTICS
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
Count
Balance ($)
%
VARIOUS
7
$179,151,851.13
17.65%
MAINE
1
$125,000,000.00
12.31%
NORTH CAROLINA
10
$109,627,588.94
10.80%
TEXAS
10
$89,940,373.88
8.86%
NEW YORK
3
$79,104,626.94
7.79%
MICHIGAN
6
$67,905,501.33
6.69%
NEW JERSEY
4
$55,187,812.12
5.44%
TENNESSEE
2
$46,261,190.87
4.56%
OHIO
1
$45,782,242.95
4.51%
WISCONSIN
3
$37,533,243.64
3.70%
CALIFORNIA
4
$36,254,771.94
3.57%
GEORGIA
3
$33,621,240.77
3.31%
FLORIDA
3
$14,354,979.81
1.41%
NEVADA
3
$14,088,390.07
1.39%
KENTUCKY
1
$12,768,280.88
1.26%
SOUTH CAROLINA
1
$10,241,749.93
1.01%
COLORADO
1
$10,235,666.67
1.01%
CONNECTICUT
1
$9,250,000.00
0.91%
UTAH
1
$8,425,839.49
0.83%
LOUISIANA
1
$8,213,510.44
0.81%
ARIZONA
1
$7,381,683.08
0.73%
INDIANA
1
$6,824,529.86
0.67%
ILLINOIS
1
$4,500,000.00
0.44%
WEST VIRGINIA
1
$3,387,931.62
0.33%
Total
70
$1,015,043,006.36
100.00%
Geographic Distribution by State

February 2017
MORTGAGE LOAN CHARACTERISTICS
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
Count
Balance ($)
%
Industrial
6
$64,699,825.64
6.37%
Lodging
5
$48,873,313.64
4.81%
Mixed Use
5
$88,352,717.43
8.70%
Mobile Home Park
1
$3,597,489.85
0.35%
Multifamily
15
$209,124,834.78
20.60%
Office
10
$129,302,582.48
12.74%
Other
1
$98,310,434.70
9.69%
Retail
19
$297,903,058.78
29.35%
Self Storage
8
$74,878,749.06
7.38%
Total
70
$1,015,043,006.36
100.00%
Property Type
Count
Balance ($)
%
33 - 35
67
$864,709,362.93
85.19%
36 - 38
3
$150,333,643.43
14.81%
Total
70
$1,015,043,006.36
100.00%
Seasoning
Months
Total Weighted Average Seasoning: 34

February 2017
MORTGAGE LOAN CHARACTERISTICS
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
Count
Balance ($)
%
24 - 26
3
$27,284,180.77
2.69%
27 - 29
3
$35,000,603.93
3.45%
48 - 50
1
$10,427,353.37
1.03%
81 - 83
2
$144,092,677.65
14.20%
84 - 86
46
$633,335,345.93
62.39%
87 - 89
15
$164,902,844.71
16.25%
Total
70
$1,015,043,006.36
100.00%
Remaining Term to Maturity
Months
Total Weighted Average Remaining Months: 82
Count
Balance ($)
%
0.000% - 0.49
3
$22,837,325.24
2.25%
1.000% - 1.49
9
$144,756,441.89
14.26%
1.500% - 1.99
35
$602,208,266.40
59.33%
2.000% - 2.49
10
$100,454,996.72
9.90%
2.500% - 2.99
11
$135,763,439.82
13.38%
3.500% - 3.99
2
$9,022,536.29
0.89%
Total
70
$1,015,043,006.36
100.00%
DSCR
Total Weighted Average DSCR: 1.84

February 2017
MORTGAGE LOAN CHARACTERISTICS
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
Count
Balance ($)
%
Amortizing Balloon
41
$478,612,776.20
47.15%
IO Maturity Balloon
6
$208,475,000.00
20.54%
IO/Amortizing/Balloon
23
$327,955,230.16
32.31%
Total
70
$1,015,043,006.36
100.00%
Amortization Type

February 2017
BOND/COLLATERAL REALIZED LOSS RECONCILIATION
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
Loan ID
Beginning
Balance of the
Loan at
Liquidation
Aggregate
Realized Loss
on Loans
Prior Realized
Loss Applied to
Certificates
Amounts
Covered by
Overcollateraliz
ation and other
Credit Support
Interest
(Shortages) /
Excesses
applied to
Realized Loss
Modification
Adjustments /
Appraisal
Reduction
Adjustment
Period
Additional
(Recoveries) /
Expenses
applied to
Realized Loss
Current
Realized Loss
Applied to
Certificates*
Recoveries of
Realized
Losses paid
as Cash
(Recoveries) /
Loss to
Certificate
Interest
A
B
C
D
E
Loan Count:
Totals:
Prior Realized Loss Applied to Certificates
Reduction to Realized Loss applied to bonds (could represent OC, insurance policies, reserve accounts, etc)
Amounts classified by the Master as interest adjustments from general collections on a loan with a Realized Loss
Adjustments that are based on principal haircut or future interest foregone due to modification
Realized Loss Adjustments, Supplemental Recoveries or Expenses on a previously liquidated loan
Description of Fields
A
B
C
D
E
*In the Initial Period the Current Realized Loss Applied to Certificates will equal Aggregate Realized Loss on Loans - B - C - D + E instead of A - C - D + E

February 2017
HISTORICAL DELINQUENCY & LIQUIDATION SUMMARY (STATED BALANCE)
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
30 Days Delinq
60 Days Delinq
Prepayments/Liquidation
REO
Bankruptcy
Foreclosure
Count
Balance
Count
Balance
Balance
Count
Balance
Count
Month
Balance
Count
Balance
Count
Balance
Count
%
90+ Days Delinq
%
%
%
%
%
%
(1)
(2)
(1)
(2)
(1)
(2)
(2)
(2)
(2)
(2)
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Feb 2017
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Jan 2017
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Dec 2016
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Nov 2016
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Oct 2016
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Sep 2016
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Aug 2016
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Jul 2016
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Jun 2016
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
May 2016
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Apr 2016
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Mar 2016
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Feb 2016
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Jan 2016
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Dec 2015
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
(1) Exclusive of loans in Bankruptcy, Foreclosure and REO
(2) Percentage in relation to Ending Scheduled Balance

February 2017
Delinquency Summary Report
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
Current
30 - 59 days
60 - 89 days
90 - 120 days
121 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage*
Actual Bal
70
1,015,043,006.36
100.00%
1,015,090,089.17
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
70
1,015,043,006.36
100.00%
1,015,090,089.17
Bankruptcy
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
Foreclosure
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
REO
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
TOTAL
Loan Count
Sched Bal
Percentage*
Actual Bal
70
1,015,043,006.36
100.00%
1,015,090,089.17
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
70
1,015,043,006.36
100.00%
1,015,090,089.17
Group 1
* Percentages are based on scheduled balance as a percent of total pool scheduled balance.

February 2017
HISTORICAL LIQUIDATION LOSS LOAN DETAIL
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
Current Beginning
Scheduled Balance
Most Recent Value **
Net Proceeds Received
on Liquidation
Liquidation Expense
Net Proceeds Available
for Distribution
Realized Loss to Trust
Loan ID
Liquidation /
Prepayment
Code *
Liquidation
Month
Count:
Totals:
* Liquidation / Prepayment Code: 1 - Partial Liq'n (Curtailment); 2 - Payoff Prior To Maturity; 3 - Disposition / Liquidation; 4 - Repurchase/ Substitution; 5 - Full Payoff At Maturity; 6 - DPO; 7 - Liquidated; 8 -
Payoff w/ penalty; 9 - Payoff w/ yield Maintenance; 10 - Curtailment w/ Penalty; 11 - Curtailment w/ Yield Maintenance
** Reported as of liquidation period. If not provided by the servicer, Most Recent Value is as of cutoff.

February 2017
ADDITIONAL LOAN DETAIL
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
Loan ID
Asset Name
Rule 15 Ga-1
Asset Originator
Ending Balance
Most Recent Appraisal
Repurchase/Replacement
Status
Specially Serviced Loans That Are Not Delinquent
Count
Balance

Each Certificateholder and Beneficial Owner may access notices on the Certificate Administrator's Website and each Certificateholder and
Beneficial Owner may register to receive email notifications when such notices are posted on the Certificate Administrator's Website; provided that the Certificate Administrator shall be entitled to reimbursement from the requesting Certificateholders for the reasonable expenses of posting such notices.
February 2017
INVESTOR NOTICE
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21